Note 23 - Convertible Loans	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of convertible loans [text block]
23.	Convertible loans

Activity during the year ended
August 31, 2018:
During the year ended
August 31 2018,
the Company received loans in the amount of
$1,754,291
(
US$1,389,710
) with a
one
year term with a right to extend by
1
additional year by mutual consent, carrying an
8%
interest rate payable quarterly. The convertible loans
may
be repaid in cash or common shares of the Company at the option of the lender. The convertible loan may
be converted into common shares of the Company at the sole discretion of the lender at an exercise price of
US$0.274
-
US$0.3469
per share. Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of
US$0.274
-
US$0.3469
per share.

In connection with the gold loans described in note
21
and the convertible loans, the Company paid a finder’s fee via the issuance of an aggregate of
466,504
common shares with a value of
$234,752.
The finders fee was allocated proportionally between the gold loans and convertible loans, the portion allocated to the convertible loans amounted to
$135,000.

On
August 27, 2018,
the Company settled
$131,028
(
US$100,776
) of principal amount of outstanding loans through the issuance of
392,867
shares with a value of
$184,832
resulting on a loss on settlement of
$53,804.

Activity during the year ended
August 31, 2017:
During the year ended
August 31, 2017,
the Company received loans in the amount of
$1,181,993
(
US$884,078
) with a
one
year term with a right to extend by
1
additional year by mutual consent, carrying an
8%
interest rate payable quarterly. The convertible loans
may
be repaid in cash or common shares of the Company at the option of the lender. The convertible loans may
be converted into common shares of the Company at the sole discretion of the lender at an exercise price of
US$0.36
–
US$0.38
per share. Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of
US$0.34
–
US$0.36
per share.

In connection with the loans, the Company paid a finder’s fee via the issuance of an aggregate of
132,577
common shares with a value of
$92,805.

On
July 19, 2017,
the Company settled
$63,075
(
US$50,000
) of principal amount of outstanding loans through the issuance of
83,333
shares with a value of
$49,166
resulting on a gain on settlement of
$13,909.

The balance of the convertible loans is as follows:

	August 31, 2018	August 31, 2017
Balance at beginning of year	$865,656	$245,497
Proceeds from convertible loans	1,754,291	1,181,993
Conversion of convertible loan to shares	(131,028)	(63,075)
Less: conversion component of convertible loans	(159,000)	(625,000)
Less: finders fee	(135,000)	(92,805)
Interest accrued	56,714	24,878
Interest accretion	549,069	276,236
Foreign exchange	74,718	(82,068)
Balance at end of year	$2,875,420	$865,656

Interest accretion expense related to these loans during the year ended
August 31, 2018
totaled
$549,069
(
2017
-
$276,236
).

Derivative in convertible loan:
Prior to
September 1, 2016
the derivative in convertible loans consisted of conversion options issued on convertible loans which had exercise prices denominated in a currency other than the Company’s functional currency, which at that time was the Canadian dollar. During the period that the Canadian dollar was the Company’s functional currency, derivatives in convertible loans that were exercisable in U.S. dollars were classified as derivative liabilities. Upon the change in functional currency to the U.S. dollar, these derivative liabilities were no
longer classified as derivatives and an amount of
$108,000
was reclassified to share based payments reserve.